Advance to Suppliers (Tables)	12 Months Ended
Dec. 31, 2016
Advance to Suppliers
Schedule of advances to suppliers

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Advance to granaries (note (i))	343,839,565	245,394,904	35,374,788
Others	1,158,618	582,571	83,980

Total advance to suppliers	344,998,183	245,977,475	35,458,768

Note (i):    Advance to granaries represents corn cost paid but related materials and services have not been provided to the Company.